Liquidity Risk - Summary of Wholesale Funding by Currency (Details) - Liquidity risk	Dec. 31, 2021	Dec. 31, 2020
Sterling
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	67.00%	57.00%
Sterling | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	24.00%	27.00%
Sterling | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	10.00%	11.00%
Sterling | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Sterling | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	75.00%	75.00%
Sterling | Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	77.00%	63.00%
Sterling | Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	14.00%	10.00%
Sterling | Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	92.00%	41.00%
Sterling | Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	32.00%	0.00%
Sterling | Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	45.00%	51.00%
Sterling | Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	44.00%	48.00%
Sterling | Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	74.00%	77.00%
Sterling | Santander UK plc | Term Funding Scheme
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	100.00%
Sterling | Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	57.00%	63.00%
Sterling | Other group entities | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	100.00%
US Dollar
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	18.00%	24.00%
US Dollar | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	51.00%	51.00%
US Dollar | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	59.00%	61.00%
US Dollar | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	25.00%	25.00%
US Dollar | Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	10.00%	18.00%
US Dollar | Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	46.00%	73.00%
US Dollar | Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	37.00%
US Dollar | Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	68.00%	0.00%
US Dollar | Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	53.00%	44.00%
US Dollar | Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	8.00%	5.00%
US Dollar | Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	26.00%	23.00%
US Dollar | Santander UK plc | Term Funding Scheme
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	43.00%	37.00%
US Dollar | Other group entities | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	15.00%	19.00%
Euro | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	24.00%	21.00%
Euro | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	31.00%	28.00%
Euro | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	13.00%	19.00%
Euro | Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	40.00%	17.00%
Euro | Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	6.00%	10.00%
Euro | Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	2.00%	4.00%
Euro | Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	48.00%	46.00%
Euro | Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Santander UK plc | Term Funding Scheme
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other group entities | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Other | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Other | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	2.00%	12.00%
Other | Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	1.00%
Other | Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	1.00%
Other | Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK plc | Term Funding Scheme
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other group entities | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%